LONG-TERM LOANS (Details) $ in Millions, Rp in Billions	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
Borrowings and other credit facilities
Long-term loans	Rp 26,099	$ 1,565	Rp 25,518	Rp 27,773
Bonds
Borrowings and other credit facilities
Long-term loans	2,696		2,696
Bank loans
Borrowings and other credit facilities
Long-term loans	Rp 23,403		Rp 22,822